Other Receivables and Prepayments (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Receivables [Abstract]
Referral services		$ 98,762
Advance to service providers	245,275	458,702
Deposits for leases due within one operating period	66,074	1,905
Interest receivables	130,830	138,432
Prepaid tax	59,261	57,232
Others	48,560	110,796
Other Receivables and Prepayments	550,000	865,829
Allowance for doubtful accounts	(108,954)	(103,433)
Total	$ 441,046	$ 762,396